Average Annual Total Returns			12 Months Ended	34 Months Ended		36 Months Ended		60 Months Ended	71 Months Ended	72 Months Ended			78 Months Ended	95 Months Ended			96 Months Ended	102 Months Ended	108 Months Ended			112 Months Ended		119 Months Ended	120 Months Ended		124 Months Ended		136 Months Ended	143 Months Ended	147 Months Ended		167 Months Ended	168 Months Ended
		Jul. 10, 2026	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [6]	Dec. 31, 2025	[7]	Dec. 31, 2025 [7]	Dec. 31, 2025 [6]	Dec. 31, 2025	[5]	Dec. 31, 2025 [12]	Dec. 31, 2025 [5]	Dec. 31, 2025 [4]	Dec. 31, 2025 [4]	Dec. 31, 2025	[4]	Dec. 31, 2025		Dec. 31, 2025 [3]	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [2]	Dec. 31, 2025 [11]	Dec. 31, 2025		Dec. 31, 2025 [1]	Dec. 31, 2025 [11]
Horizon Active Asset Allocation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%																	14.82%	[1]							14.70%
Performance Inception Date		Jan. 31, 2012
Horizon Active Asset Allocation Fund | S&P Global BMI ex-US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.34%					7.56%																	8.35%	[1]							7.18%
Performance Inception Date		Jan. 31, 2012
Horizon Active Asset Allocation Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			16.34%					8.92%																	9.43%	[1]	9.51%	[1]
Performance Inception Date		Sep. 04, 2015
Horizon Active Asset Allocation Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			16.61%					9.21%														10.18%	[1]
Performance Inception Date		Sep. 09, 2016
Horizon Active Asset Allocation Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			16.55%					9.11%																	9.57%	[1]							9.14%
Performance Inception Date		Jan. 31, 2012
Horizon Active Asset Allocation Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.43%					6.61%																	7.35%	[1]							7.02%
Performance Inception Date		Jan. 31, 2012
Horizon Active Asset Allocation Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.70%					6.30%																	6.86%	[1]							6.58%
Performance Inception Date		Jan. 31, 2012
Horizon Active Risk Assist Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%																	14.82%				13.44%
Performance Inception Date		Aug. 29, 2014
Horizon Active Risk Assist Fund | S&P Global BMI ex-US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.34%					7.56%																	8.35%				6.11%
Performance Inception Date		Aug. 29, 2014
Horizon Active Risk Assist Fund | Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%					(0.36%)																	2.01%				1.92%
Performance Inception Date		Aug. 29, 2014
Horizon Active Risk Assist Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			13.78%					7.82%																	6.73%		6.62%	[2]
Performance Inception Date		Sep. 04, 2015
Horizon Active Risk Assist Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			14.09%					8.10%														7.41%	[2]
Performance Inception Date		Sep. 09, 2016
Horizon Active Risk Assist Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			13.98%					7.99%																	6.88%				5.65%
Performance Inception Date		Aug. 29, 2014
Horizon Active Risk Assist Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.34%					6.33%																	5.69%				4.59%
Performance Inception Date		Aug. 29, 2014
Horizon Active Risk Assist Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.52%					5.89%																	5.18%				4.21%
Performance Inception Date		Aug. 29, 2014
Horizon Active Income Fund | Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%					(0.36%)																	2.01%						2.15%
Performance Inception Date		Sep. 30, 2013
Horizon Active Income Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			4.95%					(1.19%)																0.72%
Performance Inception Date		Feb. 08, 2016
Horizon Active Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.16%					(0.98%)														0.68%	[3]
Performance Inception Date		Sep. 09, 2016
Horizon Active Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			5.03%					(1.07%)																	0.85%						0.77%	[3]
Performance Inception Date		Sep. 30, 2013
Horizon Active Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.32%					(2.31%)																	(0.24%)						(0.23%)	[3]
Performance Inception Date		Sep. 30, 2013
Horizon Active Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.96%					(1.33%)																	0.21%						0.18%	[3]
Performance Inception Date		Sep. 30, 2013
Horizon Equity Premium Income Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%												15.07%
Performance Inception Date		Dec. 28, 2016
Horizon Equity Premium Income Fund | CBOE S&P 500 Buy-Write Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.91%					9.33%											7.29%
Performance Inception Date		Dec. 28, 2016
Horizon Equity Premium Income Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			18.69%					11.31%										8.50%
Performance Inception Date		Jun. 20, 2017
Horizon Equity Premium Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			18.89%					11.49%											9.25%
Performance Inception Date		Dec. 28, 2016
Horizon Equity Premium Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.72%					11.00%											8.48%
Performance Inception Date		Dec. 28, 2016
Horizon Equity Premium Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.28%					9.01%											7.20%
Performance Inception Date		Dec. 28, 2016
Horizon Defined Risk Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%									14.24%
Performance Inception Date		Dec. 28, 2017
Horizon Defined Risk Fund | Bloomberg U.S. Treasury 1-3 Years Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.17%					1.75%									2.14%
Performance Inception Date		Dec. 28, 2017
Horizon Defined Risk Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			10.61%					8.45%						7.27%
Performance Inception Date		Feb. 02, 2018
Horizon Defined Risk Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			10.78%					8.63%									7.49%
Performance Inception Date		Dec. 28, 2017
Horizon Defined Risk Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.73%					8.50%									7.36%
Performance Inception Date		Dec. 28, 2017
Horizon Defined Risk Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.42%					6.79%									5.98%
Performance Inception Date		Dec. 28, 2017
Horizon Multi-Factor U.S. Equity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%					15.81%
Performance Inception Date		Jun. 26, 2019
Horizon Multi-Factor U.S. Equity Fund | MSCI USA Minimum Volatility Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.84%					8.58%					8.77%
Performance Inception Date		Jun. 26, 2019
Horizon Multi-Factor U.S. Equity Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			15.05%					12.01%	11.08%
Performance Inception Date		Jan. 31, 2020
Horizon Multi-Factor U.S. Equity Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			15.24%					12.16%					11.01%
Performance Inception Date		Jun. 26, 2019
Horizon Multi-Factor U.S. Equity Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.17%					9.02%					8.59%
Performance Inception Date		Jun. 26, 2019
Horizon Multi-Factor U.S. Equity Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.03%					8.29%					7.78%
Performance Inception Date		Jun. 26, 2019
Horizon Defensive Core Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%				14.99%
Performance Inception Date		Dec. 26, 2019
Horizon Defensive Core Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			9.33%					11.18%		12.78%
Performance Inception Date		Jan. 08, 2020
Horizon Defensive Core Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			9.48%					11.35%				12.94%
Performance Inception Date		Dec. 26, 2019
Horizon Defensive Core Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.78%					10.33%				11.89%
Performance Inception Date		Dec. 26, 2019
Horizon Defensive Core Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.29%					8.95%				10.30%
Performance Inception Date		Dec. 26, 2019
Horizon Tactical Fixed Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%			4.30%	[8]
Performance Inception Date		Dec. 20, 2022
Horizon Tactical Fixed Income Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			1.98%	1.78%	[8]
Performance Inception Date		Mar. 07, 2023
Horizon Tactical Fixed Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			2.13%			1.59%	[8]
Performance Inception Date		Dec. 20, 2022
Horizon Tactical Fixed Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.08%)			(0.26%)	[8]
Performance Inception Date		Dec. 20, 2022
Horizon Tactical Fixed Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.24%			0.42%	[8]
Performance Inception Date		Dec. 20, 2022
Horizon Multi-Factor Small/Mid Cap Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		17.88%			22.96%	[10]
Performance Inception Date		Dec. 20, 2022
Horizon Multi-Factor Small/Mid Cap Fund | S&P 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		7.04%			12.14%	[10]
Performance Inception Date		Dec. 20, 2022
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			7.66%	15.48%	[10]
Performance Inception Date		Mar. 07, 2023
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			7.80%			17.26%	[10]
Performance Inception Date		Dec. 20, 2022
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.69%			16.85%	[10]
Performance Inception Date		Dec. 20, 2022
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.70%			13.47%	[10]
Performance Inception Date		Dec. 20, 2022
Centre American Select Equity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%																	14.82%					13.63%
Performance Inception Date		Jan. 21, 2014
Centre American Select Equity Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			19.28%					13.97%																	13.81%									13.81%
Performance Inception Date		Dec. 21, 2011
Centre American Select Equity Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			19.53%					14.38%																	14.22%					12.67%
Performance Inception Date		Jan. 21, 2014
Centre American Select Equity Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.33%					10.32%																	9.94%					8.67%
Performance Inception Date		Jan. 21, 2014
Centre American Select Equity Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.83%					10.12%																	9.60%					8.41%
Performance Inception Date		Jan. 21, 2014
Centre Global Infrastructure Fund | MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.09%					12.15%								10.81%
Performance Inception Date		Jan. 29, 2018
Centre Global Infrastructure Fund | S&P Global Infrastructure Index
Prospectus [Line Items]
Average Annual Return, Percent			21.54%					10.02%								6.79%
Performance Inception Date		Jan. 29, 2018
Centre Global Infrastructure Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent			16.12%					9.11%								6.29%
Performance Inception Date		Jan. 29, 2018
Centre Global Infrastructure Fund | Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.93%					8.09%								5.22%
Performance Inception Date		Jan. 29, 2018
Centre Global Infrastructure Fund | Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.99%					6.73%								4.45%
Performance Inception Date		Jan. 29, 2018
Centre Global Infrastructure Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			16.38%					9.52%								6.64%
Performance Inception Date		Jan. 29, 2018
Centre Global Infrastructure Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.12%					8.32%								5.41%
Performance Inception Date		Jan. 29, 2018
Centre Global Infrastructure Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.17%					6.97%								4.65%
Performance Inception Date		Jan. 29, 2018

[1]	Investor Class shares commenced operations on January 31, 2012. Advisor Class shares commenced operations on September 4, 2015, and Institutional Class shares commenced operations on September 9, 2016. Index information is since inception of Investor Class shares.
[2]	Investor Class shares commenced operations on August 29, 2014. Advisor Class shares commenced operations on September 4, 2015, and Institutional Class shares commenced operations on September 9, 2016. Index information is since inception of Investor Class shares.
[3]	Investor Class shares commenced operations on September 30, 2013. Advisor Class shares commenced operations on February 8, 2016, and Institutional Class shares commenced operations on September 9, 2016. Index information is since inception of Investor Class shares.
[4]	Investor Class shares commenced operations on December 28, 2016. Advisor Class shares commenced operations on June 20, 2017. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[5]	Investor Class shares commenced operations on December 28, 2017. Advisor Class shares commenced operations on February 2, 2018. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[6]	Investor Class shares commenced operations on June 26, 2019. Advisor Class shares commenced operations on January 31, 2020. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[7]	Investor Class shares commenced operations on December 26, 2019. Advisor Class shares commenced operations on January 8, 2020. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[8]	Investor Class shares commenced operations on December 20, 2022. Advisor Class shares commenced operations on March 7, 2023. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[9]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the S&P 1000 Total Return Index to the S&P 500 Total Return Index.
[10]	Inception date is December 20, 2022 for Investor Class Shares and March 7, 2023 for Advisor Class Shares. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[11]	The inception date of the Select Equity Predecessor Fund’s Investor Class shares (the Fund’s Advisor class) is December 21, 2011 and the inception date of the Institutional Class shares (the Fund’s Investor class) is January 21, 2014.
[12]	The inception date of the Global Infrastructure Predecessor Fund’s Investor Class (the Fund’s Advisor Class) and Institutional Class (the Fund’s Investor Class) shares is January 29, 2018.